Commitments and Contingencies - Summary Of Commitment For Cloud Services (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	¥ 108,334
Less than 1 Year	54,167
1-3 Years	54,167
More than 3 Years	¥ 0